UNIT-BASED COMPENSATION - Additional Disclosures (Details) - Mar. 31, 2015 - Long-term Incentive Plan - USD ($) $ in Millions	Total
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized non-cash compensation expense	$ 9.5
Remaining expected weighted-average vesting period of recognition of incremental non-cash compensation expense	3 years
Units forfeited (in shares)	0
Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units available for future issuance	4,400,000